Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]:  Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Madison Investment Advisors, Inc.
Address:  6411 Mineral Point Road, Madison, WI  53705
Form 13F File Number:  28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
July 17, 2001

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  None*
Form 13F Information Table Entry Total: 76
Form 13F Information Table Value Total: $249,657 (thousands)

List of Other Included Managers:  None

*Note that Madison Investment Advisors, Inc. includes its subsidiaries, Madison Scottsdale, LC and Madison Mosaic, LLC

Form 13F Information Table
                               TITLE
                                OF              VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER         CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------ --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
A.G. Edwards, Inc.             COM   281760108    387     8600   SH       SOLE                   8600.0
AES Corporation                COM   00130H105  10444   242610   SH       SOLE                 162575.0           80730
Abbott Labs                    COM   002824100   4145    86357   SH       SOLE                  60932.0           25820
Altera Corp.                   COM   021441100    903    31130   SH       SOLE                  31130.0
American Home Products         COM   026609107    330     5620   SH       SOLE                    800.0            4820
American Power Conversion      COM   029066107   6611   419763   SH       SOLE                 304313.0          117215
Apogent Technologies           COM   03760A101    335    13620   SH       SOLE                  13620.0
Ariba, Inc.                    COM   04033V104    470    85505   SH       SOLE                  24880.0           60625
BP Amoco PLC - Spons ADR       COM   055622104   1108    22226   SH       SOLE                  21168.0            1058
Boeing                         COM   097023105    375     6750   SH       SOLE                                     6750
Bristol-Myers Squibb           COM   110122108  17506   334724   SH       SOLE                 223221.0          112128
Calpine Corporation            COM   131347106    344     9100   SH       SOLE                   9100.0
Cardinal Health, Inc.          COM   14149Y108    431     6250   SH       SOLE                   6250.0
Check Point Software Tech.     COM   M22465104   4337    85755   SH       SOLE                  53620.0           32440
Cisco Systems, Inc.            COM   17275R102   1998   109766   SH       SOLE                  69901.0           39865
Crescent Real Estate Eq        COM   225756105   1023    41650   SH       SOLE                  41650.0
Dentsply Int'l, Inc.           COM   249030107    267     6015   SH       SOLE                   6015.0
Dover Corp.                    COM   260003108   7308   194095   SH       SOLE                 124155.0           70595
EMC Corp/Mass                  COM   268648102    542    18530   SH       SOLE                  18370.0             160
Eastman Kodak                  COM   277461109    298     6375   SH       SOLE                                     6375
Edwards Lifesciences Corp      COM   28176E108   2248    85290   SH       SOLE                  34220.0           51070
Elan Corp. Plc - Spons Adr     COM   284131208    231     3790   SH       SOLE                   3790.0
Equifax Inc                    COM   294429105   1527    41625   SH       SOLE                  41125.0             500
Ethan Allen Interiors          COM   297602104    217     6685   SH       SOLE                   6685.0
Expeditors International Wash  COM   302130109    259     4320   SH       SOLE                   4320.0
Exxon Mobil Corp               COM   30231g102    407     4655   SH       SOLE                   3055.0            1600
Family Dollar Stores           COM   307000109    761    29705   SH       SOLE                  29705.0
Fannie Mae                     COM   313586109   1471    17270   SH       SOLE                  17270.0
Freddie Mac                    COM   313400301  14721   216321   SH       SOLE                 135058.0           81688
General Electric               COM   369604103   1309    26857   SH       SOLE                  24000.0            2857
Genzyme                        COM   372917104   2613    42840   SH       SOLE                  42840.0
IBM                            COM   459200101   1313    11623   SH       SOLE                  11095.0             528
Intel Corp                     COM   458140100   1204    41150   SH       SOLE                  40040.0            1110
Interpublic Group Co           COM   460690100   8104   276100   SH       SOLE                 181490.0           95305
Jack In The Box Inc.           COM   466367109    342    13115   SH       SOLE                  13115.0
Johnson & Johnson              COM   478160104   6742   134833   SH       SOLE                  96516.0           38927
Kroger, Co.                    COM   501044101   6333   253310   SH       SOLE                 181730.0           72670
Liz Claiborne                  COM   539320101   7078   140290   SH       SOLE                  89897.0           50833
Lowe's Companies               COM   548661107   1439    39660   SH       SOLE                  39660.0
MBIA, Inc.                     COM   55262C100   1734    31149   SH       SOLE                   8480.0           22669
MGIC Investment                COM   552848103   3258    44855   SH       SOLE                  28445.0           16410
Markel Corp.                   COM   570535104   6380    32468   SH       SOLE                  23417.0            9187
Marshall & Ilsley              COM   571834100   2194    40698   SH       SOLE                   9515.0           31183
Martin Marietta Mat.           COM   573284106   4506    91052   SH       SOLE                  66847.0           24580
McDonalds                      COM   580135101  10137   374601   SH       SOLE                 244847.0          130604
Merck & Co                     COM   589331107    977    15290   SH       SOLE                  14890.0             400
Mercury General Corp.          COM   589400100   5730   163865   SH       SOLE                 119560.0           44995
Merrill Lynch                  COM   590188108   1293    21825   SH       SOLE                  21825.0
Midwest Express Holdings, Inc. COM   597911106   1660    95670   SH       SOLE                  29450.0           66220
NASDAQ-100 Index Tracking      COM   631100104    258     5640   SH       SOLE                   5640.0
Office Depot                   COM   676220106    475    45715   SH       SOLE                  45715.0
Pfizer Inc                     COM   717081103   4801   119887   SH       SOLE                  90042.0           30315
Philip Morris                  COM   718154107   1199    23635   SH       SOLE                  15000.0            8635
Questar Corp.                  COM   748356102    676    27300   SH       SOLE                  27300.0
Rogers Communication Cl B      COM   775109200   4078   269205   SH       SOLE                 197785.0           72520
Ross Stores, Inc.              COM   778296103   4925   205640   SH       SOLE                 151695.0           54795
Safeway, Inc.                  COM   786514208   7993   166516   SH       SOLE                 110321.0           56625
Scripps Co. (E.W.) - Cl A      COM   811054204   6381    92481   SH       SOLE                  72446.0           20390
Siliconix                      COM   827079203    399    12620   SH       SOLE                  12620.0
Solectron Corp.                COM   834182107    564    30810   SH       SOLE                  30810.0
Southtrust Corp                COM   844730101   2866   110244   SH       SOLE                  65440.0           44804
State Street Boston Corp       COM   857477103   1144    23125   SH       SOLE                  23125.0
Stilwell Financial, Inc.       COM   860831106  12494   372297   SH       SOLE                 264339.0          108883
Sun Microsystems               COM   866810104    268    17025   SH       SOLE                  17025.0
Target Corporation             COM   87612E106  12430   359246   SH       SOLE                 237721.0          122480
Telephone & Data Systems Inc.  COM   879433100    377     3465   SH       SOLE                   3465.0
Tellabs, Inc.                  COM   879664100   1155    59575   SH       SOLE                  38495.0           21080
Toys R Us                      COM   892335100    328    13255   SH       SOLE                  13255.0
Tricon Global Restaurants      COM   895953107   1375    31330   SH       SOLE                  30930.0             400
Tyco International, Ltd.       COM   902124106   2374    43560   SH       SOLE                  43560.0
U.S. Bancorp                   COM   902973304   6093   267345   SH       SOLE                 189646.0           78875
Unumprovident Corp.            COM   91529Y106    747    23260   SH       SOLE                  13760.0            9500
Valassis Communications, Inc.  COM   918866104    446    12450   SH       SOLE                  12450.0
Verizon Communications         COM   92343V104    787    14719   SH       SOLE                  12391.0            2328
Wells Fargo & Co               COM   949746101  12457   268307   SH       SOLE                 180265.0           88737
Worldcom, Inc. - Worldcom Grou COM   98157D106   7217   508212   SH       SOLE                 318564.0          190678